UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Security	Principal Amount (000’s omitted)	Value
Education — 5.7%
Atlanta Development Authority, Educational Facilities, Prerefunded to 7/1/17, 4.75%, 7/1/27	$600	$613,758
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	832,110
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	834,158
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	283,521
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,500	1,703,310

		$4,266,857

Electric Utilities — 2.7%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,035,860
Monroe County Development Authority, (Oglethorpe Power Corp.), (LOC: JPMorgan Chase Bank, N.A.), 0.55%, 1/1/36(1)	1,000	1,000,000

		$2,035,860

Escrowed/Prerefunded — 7.0%
Floyd County Hospital Authority, (Floyd Health Medical Center), Prerefunded to 7/1/19, 5.25%, 7/1/29	$750	$822,675
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	800	994,840
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	724,579
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	230,036
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	247,674
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,095,230
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,085,720

		$5,200,754

General Obligations — 19.1%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,149,120
Columbia County, 5.00%, 4/1/23	450	521,608
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,182,470
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,734,720
Forsyth County, 5.00%, 3/1/28	1,000	1,176,930
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/30	750	788,790
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	303,366
Georgia, 2.00%, 8/1/27	315	290,534
Georgia, 5.00%, 2/1/28	1,500	1,763,760
Gwinnett County School District, (Liq: JPMorgan Chase Bank, N.A.), 0.60%, 8/1/17(2)(3)	1,000	1,000,000
Jefferson City School District, 5.25%, 2/1/33	1,500	1,665,240
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	525,010
Valdosta School System, 5.00%, 2/1/28	1,000	1,167,460

		$14,269,008

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.9%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$576,240
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	908,021
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,092,610
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,084,190
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,662,510
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	736,840
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	78,667
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,059,350
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,124,700
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	569,380

		$8,892,508

Industrial Development Revenue — 3.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,322,420

		$2,322,420

Insured-Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,224,979

		$1,224,979

Insured-Electric Utilities — 6.4%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$435	$448,120
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,108,130
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,206,337
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,063,369
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	599,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	325,983

		$4,751,389

Insured-Escrowed/Prerefunded — 3.9%
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/37	$750	$765,488
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	1,000	1,068,000
Walton County, Water and Sewer Authority, (AGM), Prerefunded to 2/1/18, 5.00%, 2/1/33	1,000	1,045,690

		$2,879,178

Insured-General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,359,548

		$1,359,548

Insured-Hospital — 2.6%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,907,010

		$1,907,010

Insured-Lease Revenue/Certificates of Participation — 3.3%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,408,490
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,072,120

		$2,480,610

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 2.8%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,194,331
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	310	338,790
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	578,828

		$2,111,949

Insured-Water and Sewer — 4.0%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$541,050
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,855,816
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	592,515

		$2,989,381

Other Revenue — 2.6%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$837,278
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,136,650

		$1,973,928

Senior Living/Life Care — 1.5%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$550,660
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	550	603,752

		$1,154,412

Special Tax Revenue — 6.0%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$847,935
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,859,673
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	404,022
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	184,301
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,180,796

		$4,476,727

Transportation — 2.6%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,127,470
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	808,815

		$1,936,285

Water and Sewer — 8.7%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,147,020
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	444,037
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	559,710
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	284,163
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,261,018
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,656,930
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,146,500

		$6,499,378

Total Tax-Exempt Investments — 97.3% (identified cost $70,081,684)		$72,732,181

Other Assets, Less Liabilities — 2.7%		$2,017,009

Net Assets — 100.0%		$74,749,190

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 27.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 9.8% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at November 30, 2016.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $1,000,000 or 1.3% of the Fund’s net assets.

(3)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at November 30, 2016.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Mar-17	$(2,281,490)	$(2,269,219)	$12,271

						$12,271

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

At November 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $12,271.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,026,901

Gross unrealized appreciation	$3,612,524
Gross unrealized depreciation	(907,244)

Net unrealized appreciation	$2,705,280

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$72,732,181	$—	$72,732,181
Total Investments	$—	$72,732,181	$—	$72,732,181
Futures Contracts	$12,271	$—	$—	$12,271
Total	$12,271	$72,732,181	$—	$72,744,452

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Maryland Municipal Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.8%

Security	Principal Amount (000’s omitted)	Value
Education — 6.9%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,090,850
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,232,620
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	990	1,003,236

		$4,326,706

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$496,270

		$496,270

Escrowed/Prerefunded — 14.4%
Anne Arundel County, Water and Sewer Construction, Prerefunded to 4/1/18, 4.50%, 4/1/29	$1,140	$1,191,722
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,000	2,091,860
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	549,928
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/17, 5.00%, 6/1/36	510	520,583
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	788,047
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,292,216
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,614,682

		$9,049,038

General Obligations — 11.7%
Baltimore, 4.00%, 10/15/25	$1,350	$1,448,280
Baltimore, 5.00%, 10/15/27	750	853,778
Maryland, 5.00%, 11/1/19	2,000	2,204,000
Maryland, 5.00%, 8/1/24	1,000	1,154,020
Montgomery County, 5.00%, 11/1/29	1,450	1,698,718

		$7,358,796

Hospital — 21.2%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,048,110
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,092,990
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,146,100
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/47	750	806,730
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/31	2,000	2,204,820
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	1,000	1,082,110
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,074,960

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	$1,000	$1,085,960
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,137,810
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,658,835

		$13,338,425

Housing — 3.0%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$870	$877,108
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,006,520

		$1,883,628

Industrial Development Revenue — 1.3%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$675	$676,276
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	145	145,358

		$821,634

Insured-Education — 1.7%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$985	$1,066,942

		$1,066,942

Insured-Escrowed/Prerefunded — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,631,689

		$3,631,689

Insured-Hospital — 5.4%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,386,119

		$3,386,119

Insured-Housing — 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$250	$279,665

		$279,665

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$247,350

		$247,350

Insured-Transportation — 5.6%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,467,704
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)(2)	2,000	2,096,720

		$3,564,424

Insured-Water and Sewer — 2.7%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$875	$957,040
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	700	751,051

		$1,708,091

Other Revenue — 3.5%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,226,460

		$2,226,460

Senior Living/Life Care — 3.0%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,319,643
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	547,305

		$1,866,948

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.8%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,046,860
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,075,540
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	265,450

		$2,387,850

Transportation — 7.6%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,053,950
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,058,990
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,678,925

		$4,791,865

Water and Sewer — 1.6%
Washington Suburban Sanitary District, (SPA: TD Bank, N.A.), 0.54%, 6/1/23(3)	$1,000	$1,000,000

		$1,000,000

Total Tax-Exempt Investments — 100.8% (identified cost $61,426,153)		$63,431,900

Other Assets, Less Liabilities — (0.8)%		$(510,151)

Net Assets — 100.0%		$62,921,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 21.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.8% to 11.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $596,720.

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at November 30, 2016.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	25	Short	Mar-17	$(3,802,483)	$(3,782,031)	$20,452

						$20,452

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

3

At November 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $20,452.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,876,622

Gross unrealized appreciation	$2,619,644
Gross unrealized depreciation	(564,366)

Net unrealized appreciation	$2,055,278

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,431,900	$—	$63,431,900
Total Investments	$—	$63,431,900	$—	$63,431,900
Futures Contracts	$20,452	$—	$—	$20,452
Total	$20,452	$63,431,900	$—	$63,452,352

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), 5.00%, 7/1/30	$30	$33,067

		$33,067

Education — 3.6%
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/38	$500	$552,555
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,089,820
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: Wells Fargo Bank, N.A.), 0.51%, 9/1/30(1)	1,000	1,000,000

		$2,642,375

Electric Utilities — 3.0%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,088,800
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,108,720

		$2,197,520

Escrowed/Prerefunded — 14.6%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,076,020
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	302,975
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	332,108
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	305	315,364
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), Prerefunded to 6/1/17, 4.75%, 6/1/37	1,500	1,529,730
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,093,782
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	913,979
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39	1,500	1,582,590
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(2)	1,275	1,345,201
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,102,248

		$10,593,997

General Obligations — 17.0%
Columbia School District, 5.00%, 3/1/31	$1,000	$1,096,570
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,107,800
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,093,890
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,105,200
Kansas City, 4.75%, 2/1/25	1,000	1,036,410
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,097,980
Liberty Public School District No. 53, Clay County, 5.00%, 3/1/28	1,000	1,046,670
Reorganized School District No. 7 of Jackson County, 5.00%, 3/1/28	1,000	1,046,670
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,107,800
University City School District, 0.00%, 2/15/32	1,000	582,700
University City School District, 0.00%, 2/15/33	1,000	559,330
Wentzville R-IV School District, 0.00%, 3/1/27	1,250	917,362
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	566,559

		$12,364,941

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.7%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$966,150
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,056,030
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,036,000
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,123,400
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	183,138
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,076,720
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	2,000	2,007,800
Missouri Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,031,860
Missouri Health and Educational Facilities Authority, (St. Anthony’s Medical Center), 4.00%, 2/1/40	1,000	950,580
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	540,370

		$9,972,048

Housing — 0.5%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$75	$77,081
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	250	262,157

		$339,238

Industrial Development Revenue — 2.5%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,793,915

		$1,793,915

Insured-Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,030,816
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	305,175

		$1,335,991

Insured-Escrowed/Prerefunded — 8.7%
Metropolitan Saint Louis Sewer District, (NPFG), Prerefunded to 5/1/17, 5.00%, 5/1/36	$1,000	$1,017,620
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	3,590	3,321,324
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), (AGM), Prerefunded to 11/15/18, 5.50%, 11/15/28	1,850	2,003,976

		$6,342,920

Insured-General Obligations — 4.4%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,010,090
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	1,042,970
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,136,960

		$3,190,020

Insured-Hospital — 2.8%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,042,483

		$2,042,483

Insured-Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$756,488

		$756,488

Insured-Lease Revenue/Certificates of Participation — 5.1%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$897,940
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,554,805
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,267,673

		$3,720,418

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 5.8%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,815,473
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	654,786
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	706,037

		$4,176,296

Insured-Transportation — 3.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,060	$1,218,915
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,181,410

		$2,400,325

Senior Living/Life Care — 5.5%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$932,881
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	514,535
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,046,350
Saint Louis County Industrial Development Authority, (Friendship Village of West County), Series A, 5.50%, 9/1/28	1,000	1,007,340
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	495,760

		$3,996,866

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$530	$375,669

		$375,669

Water and Sewer — 5.3%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,171,038
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,561,895
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,126,490

		$3,859,423

Total Tax-Exempt Investments — 99.2% (identified cost $68,084,268)		$72,134,000

Other Assets, Less Liabilities — 0.8%		$569,544

Net Assets — 100.0%		$72,703,544

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 33.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 15.8% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at November 30, 2016.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	29	Short	Mar-17	$ (3,621,530)	$(3,610,954)	$10,576
U.S. Long Treasury Bond	6	Short	Mar-17	(912,596)	(907,687)	4,909

						$15,485

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

At November 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $15,485.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,185,808

Gross unrealized appreciation	$4,627,069
Gross unrealized depreciation	(528,877)

Net unrealized appreciation	$4,098,192

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$72,134,000	$—	$72,134,000
Total Investments	$—	$72,134,000	$—	$72,134,000
Futures Contracts	$15,485	$—	$—	$15,485
Total	$15,485	$72,134,000	$—	$72,149,485

4

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

North Carolina Municipal Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.3%

Security	Principal Amount (000’s omitted)	Value
Education — 6.2%
Appalachian State University, 5.00%, 10/1/25	$400	$474,296
Appalachian State University, 5.00%, 10/1/26	325	383,445
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	414,330
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	2,000	2,231,060
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,262,835
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,380,162
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	761,231
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,128,875

		$8,036,234

Electric Utilities — 3.9%
Greenville Combined Enterprise System Revenue, 4.00%, 4/1/46	$540	$542,068
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	2,000	2,221,820
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	376,872
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	975,358
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	939,155

		$5,055,273

Escrowed/Prerefunded — 22.5%
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,640,009
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,486,506
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	2,505	2,665,345
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,082,660
Durham County, Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,088,280
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	5,000	5,397,200
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,633,823
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,495,239
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,069,060
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	305	315,532
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,749,525
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	405	402,825
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,087,760
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,088,280
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,176,560

		$29,378,604

General Obligations — 4.6%
Dare County Limited Obligation Bonds, 4.00%, 6/1/31	$75	$76,789
Dare County Limited Obligation Bonds, 5.00%, 6/1/20	340	375,856
Dare County Limited Obligation Bonds, 5.00%, 6/1/21	245	275,186
Dare County Limited Obligation Bonds, 5.00%, 6/1/22	450	513,365
Dare County Limited Obligation Bonds, 5.00%, 6/1/23	450	518,306

Security	Principal Amount (000’s omitted)	Value
Davidson County, 5.00%, 6/1/24	$600	$707,694
Greensboro, 5.00%, 2/1/27	650	758,621
North Carolina, 4.00%, 6/1/23	2,000	2,225,480
North Carolina, 5.00%, 6/1/22	500	579,780

		$6,031,077

Hospital — 17.3%
Charlotte-Mecklenburg Hospital Authority, (Liq: Citibank, N.A.), 0.59%, 1/15/19(2)(3)	$2,500	$2,500,000
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,125,540
North Carolina Medical Care Commission, (Duke University Health System), 4.00%, 6/1/42	1,000	1,001,570
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/26	1,150	1,368,995
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,371,962
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	520	531,372
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,386,316
North Carolina Medical Care Commission, (Novant Health Obligated Group), Series A, 4.75%, 11/1/43	1,000	1,032,060
North Carolina Medical Care Commission, (Novant Health Obligated Group), (SPA: JPMorgan Chase Bank, N.A.), 0.63%, 11/1/34(3)	1,000	1,000,000
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,115,880
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), Series A, 5.00%, 7/1/30	910	976,548
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,743,026
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,148,920
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,188,780

		$22,490,969

Housing — 1.7%
Charlotte Housing Authority, (South Oaks Crossing Apartments), MFMR, (GNMA), (AMT), 4.60%, 8/20/26	$1,430	$1,431,273
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	745	747,466

		$2,178,739

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$834,030

		$834,030

Insured-Education — 0.1%
University of North Carolina, (AGC), 5.00%, 10/1/33	$155	$163,337

		$163,337

Insured-Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,896,443
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	651,966

		$2,548,409

Insured-Escrowed/Prerefunded — 8.5%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(1)(4)	$6,560	$6,920,931
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	1,000	1,091,460
Monroe, Combined Enterprise System Revenue, (AGC), Prerefunded to 3/1/18, 5.00%, 3/1/33	1,950	2,045,024
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	895	957,158

		$11,014,573

Insured-General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$310,770

		$310,770

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 1.2%
Franklin County, Certificates of Participation, (NPFG), Prerefunded to 9/1/17, 5.00%, 9/1/27	$1,500	$1,539,345

		$1,539,345

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$582,340

		$582,340

Insured-Transportation — 4.3%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,062,540
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,068,390
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,300	1,494,896

		$5,625,826

Lease Revenue/Certificates of Participation — 15.4%
Buncombe County, 5.00%, 6/1/29	$750	$852,990
Buncombe County, 5.00%, 6/1/31	1,000	1,129,890
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,161,770
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,152,960
Davidson County Limited Obligation Bonds, 5.00%, 6/1/28	1,000	1,161,690
Davidson County Limited Obligation Bonds, 5.00%, 6/1/30	1,010	1,155,278
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,892,882
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,106,780
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,099,020
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,923,285
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,115,220
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,109,450
Raleigh Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,176,490
Raleigh, (Downtown Improvement Projects), Prerefunded to 2/1/17, 5.00%, 2/1/27	2,000	2,014,240
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,111,530
Winston-Salem, 5.00%, 6/1/27	750	861,150

		$20,024,625

Other Revenue — 1.8%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,166,680
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,217,615

		$2,384,295

Senior Living/Life Care — 1.9%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	$2,315	$2,487,236

		$2,487,236

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,112,140

		$1,112,140

Transportation — 3.3%
Charlotte Airport, 5.50%, 7/1/34	$535	$589,426
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,589,310
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,090,470
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,081,380

		$4,350,586

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 8.5%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$853,942
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	355	411,065
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	618,494
Carolina Beach, Enterprise Systems Revenue, 5.00%, 6/1/31	200	228,418
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,079,440
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,920,905
Concord, Utilities Systems Revenue, 5.00%, 12/1/29	845	980,361
Concord, Utilities Systems Revenue, 5.00%, 12/1/31	675	774,428
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/25	250	293,460
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	736,644
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,156,190
Raleigh, Combined Enterprise System Revenue, Series 2016 A, 4.00%, 3/1/34	500	518,300
Raleigh, Combined Enterprise System Revenue, Series 2016 B, 4.00%, 3/1/34	1,000	1,036,600
Wilmington, Storm Water Fee Revenue, 5.00%, 6/1/30	400	457,388

		$11,065,635

Total Tax-Exempt Investments — 105.3% (identified cost $132,354,959)		$137,214,043

Other Assets, Less Liabilities — (5.3)%		$(6,845,460)

Net Assets — 100.0%		$130,368,583

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 15.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $2,500,000 or 1.9% of the Fund’s net assets.

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at November 30, 2016.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,000,931.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

Liq	-	Liquidity Provider

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.
SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$123,676,868

Gross unrealized appreciation	$6,562,604
Gross unrealized depreciation	(1,695,429)

Net unrealized appreciation	$4,867,175

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$137,214,043	$—	$137,214,043
Total Investments	$—	$137,214,043	$—	$137,214,043

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Oregon Municipal Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.9%

Security	Principal Amount (000’s omitted)	Value
Education — 8.1%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$530,170
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,052,370
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,276,120
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,051,530
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	270,112
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	274,370
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,779,667
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	570,585
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	562,170
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,095,950

		$9,463,044

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,376,225

		$1,376,225

Escrowed/Prerefunded — 9.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,853,050
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,216,940
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,243,280
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,327,600

		$11,640,870

General Obligations — 30.9%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,389,943
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	322,598
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,159,950
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,329,974
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, 6/15/24	1,055	1,167,041
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	575	679,782
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,468,926
Klamath County School District, 5.00%, 6/15/29	1,155	1,301,974
Lake Oswego, 5.00%, 6/1/33	2,450	2,773,081
Medford, 5.00%, 7/15/32	545	607,948
Medford School District No. 549C, Jackson County, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,118,540
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,871,225
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,495	1,498,095
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,435,855
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,146,290
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,500	1,044,345
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	439,901
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/31	425	255,871
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,281,114

1

Security	Principal Amount (000’s omitted)	Value
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	$465	$468,585
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,750,494
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,445,294
Redmond, 5.00%, 6/1/28	605	679,306
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	365,415
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,304,478
Riverdale School District No. 51JT, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	660,650
Riverdale School District No. 51JT, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	758,476
Rogue Community College District, 4.00%, 6/15/31	700	735,721
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	690,701
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,000	1,151,480

		$36,303,053

Hospital — 8.9%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$500	$528,235
Clackamas County, Hospital Facility Authority, (Legacy Health System), ( LOC: U.S. Bank, N.A.), 0.57%, 6/1/37(1)	1,000	1,000,000
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	480	482,112
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,464,791
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	284,577
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,932,079
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,699,815
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,097,020

		$10,488,629

Housing — 4.9%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,065	$1,065,320
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,615	4,723,037

		$5,788,357

Insured-Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,133,898
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	3,008,152

		$4,142,050

Insured-Escrowed/Prerefunded — 1.9%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$780,308
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), Prerefunded to 1/1/18, 5.375%, 1/1/35	1,415	1,480,911

		$2,261,219

Insured-General Obligations — 6.1%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$4,964,640
Newport, (AGC), 0.00%, 6/1/28	1,000	693,360
Newport, (AGC), 0.00%, 6/1/29	1,225	805,560
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	685,192

		$7,148,752

Insured-Hospital — 6.7%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,299,580
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,265	4,499,522

		$7,799,102

Insured-Special Tax Revenue — 2.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$2,239,347
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,074,682

		$3,314,029

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.6%
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/32	$315	$328,668
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/37	1,685	1,758,112
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,240	1,284,020
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	2,069,856

		$5,440,656

Other Revenue — 8.1%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(2)(3)	$8,740	$9,455,282

		$9,455,282

Senior Living/Life Care — 1.1%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$450,802
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	822,352

		$1,273,154

Special Tax Revenue — 2.5%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,786,545
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,080,996

		$2,867,541

Transportation — 1.4%
Redmond, Airport Revenue, 5.50%, 6/1/24	$215	$231,082
Redmond, Airport Revenue, 5.75%, 6/1/27	200	215,712
Redmond, Airport Revenue, 6.00%, 6/1/34	550	594,033
Redmond, Airport Revenue, 6.25%, 6/1/39	600	650,430

		$1,691,257

Water and Sewer — 1.3%
Clackamas River Water, 5.00%, 11/1/29	$100	$114,673
Clackamas River Water, 5.00%, 11/1/31	250	284,360
Eugene, Water Utility System Revenue, 4.00%, 8/1/30	500	527,485
Eugene, Water Utility System Revenue, 5.00%, 8/1/28	500	588,385

		$1,514,903

Total Tax-Exempt Investments — 103.9% (identified cost $115,615,957)		$121,968,123

Other Assets, Less Liabilities — (3.9)%		$(4,583,094)

Net Assets — 100.0%		$117,385,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 24.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 11.7% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at November 30, 2016.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,900,282.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Mar-17	$(3,041,987)	$(3,025,625)	$16,362

						$16,362

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At November 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $16,362.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,744,780

Gross unrealized appreciation	$7,777,326
Gross unrealized depreciation	(1,108,983)

Net unrealized appreciation	$6,668,343

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$121,968,123	$—	$121,968,123
Total Investments	$—	$121,968,123	$—	$121,968,123
Futures Contracts	$16,362	$—	$—	$16,362
Total	$16,362	$121,968,123	$—	$121,984,485

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.9%

Security	Principal Amount (000’s omitted)	Value
Education — 10.4%
Clemson University, 5.00%, 5/1/26	$2,000	$2,380,340
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,943,479
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	670,764
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank N.A.), 0.53%, 10/1/39(1)	2,500	2,500,000
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,208,620
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,170,780
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	671,814

		$13,545,797

Escrowed/Prerefunded — 15.0%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,124,240
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,372,720
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,801,770
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,669,125
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	167,888
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,717,118
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	222,573
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,578,585

		$19,654,019

General Obligations — 17.4%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,385,660
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,308,780
Georgetown County, 5.00%, 3/1/31	2,510	2,795,663
Georgetown County, 5.00%, 3/1/33	2,750	3,043,150
Hilton Head Island, 4.00%, 3/1/23	605	664,883
Hilton Head Island, 4.00%, 3/1/24	635	708,450
Hilton Head Island, 4.00%, 3/1/25	565	629,478
Horry County School District, 5.00%, 3/1/25	1,500	1,758,120
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,262,736
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,834,571
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	607,144
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	209,561
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	734,553
South Carolina, (Air Carrier Hub Terminal), 1.00%, 4/1/25	4,275	3,751,312

		$22,694,061

Hospital — 22.6%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,673,085
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,073,030
Greenville Health System, 5.00%, 5/1/31	1,500	1,648,950
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,131,974
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,099,040
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,736,464
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	983,975
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,678,300

1

Security	Principal Amount (000’s omitted)	Value
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	$2,500	$2,791,050
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	500,229
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,567,082
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,019,125
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,049,690
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,598,250

		$29,550,244

Industrial Development Revenue — 1.2%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,562,415

		$1,562,415

Insured-Electric Utilities — 5.5%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$918,925
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,166,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,474,564
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,588,536
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,032,280

		$7,180,755

Insured-Escrowed/Prerefunded — 6.1%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(2)(3)	$7,500	$8,020,875

		$8,020,875

Insured-Lease Revenue/Certificates of Participation — 3.5%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,078,180
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 4.00%, 12/1/17	845	867,536
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,139,010
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,462,720

		$4,547,446

Insured-Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$1,024,659

		$1,024,659

Insured-Transportation — 1.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,700	$1,954,864

		$1,954,864

Insured-Utilities — 3.2%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,177,630
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,390,600
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	553,800

		$4,122,030

Insured-Water and Sewer — 1.7%
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	$2,025	$2,176,207

		$2,176,207

Lease Revenue/Certificates of Participation — 8.2%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,284,106
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	560,845
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,260,400
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)(3)	3,875	4,379,525
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,123,120
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,150,730

		$10,758,726

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.9%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,129,960

		$1,129,960

Student Loan — 1.1%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,450	$1,498,039

		$1,498,039

Transportation — 3.1%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,048,181

		$4,048,181

Water and Sewer — 1.7%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,856,838
North Charleston Sewer District, 2.00%, 1/1/29	500	433,360

		$2,290,198

Total Tax-Exempt Investments — 103.9% (identified cost $130,392,198)		$135,758,476

Other Assets, Less Liabilities — (3.9)%		$(5,047,548)

Net Assets — 100.0%		$130,710,928

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 7.1% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at November 30, 2016.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,675,400.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,602,327

Gross unrealized appreciation	$6,969,633
Gross unrealized depreciation	(1,538,484)

Net unrealized appreciation	$5,431,149

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$135,758,476	$—	$135,758,476
Total Investments	$—	$135,758,476	$—	$135,758,476

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,053,590
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	955,609

		$2,009,199

Education — 5.1%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,789,709
University of Virginia, 5.00%, 6/1/40	2,100	2,205,609

		$3,995,318

Electric Utilities — 1.9%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,531,095

		$1,531,095

Escrowed/Prerefunded — 27.3%
Fairfax County Economic Development Authority, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/42	$1,085	$1,123,365
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,164,601
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	2,820	3,076,169
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	884,047
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	428,423
Upper Occoquan Sewer Authority, Prerefunded to 7/1/17, 4.50%, 7/1/38	475	485,227
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	4,000	4,267,320
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	293,378
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	3,000	3,557,190
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,098,850
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,655	1,783,312
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	172,405
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,691,745
Winchester Industrial Development Authority, (Valley Health System), Prerefunded to 1/1/17, 5.25%, 1/1/37	1,500	1,505,730

		$21,531,762

General Obligations — 10.4%
Arlington County, 5.00%, 8/15/32	$1,000	$1,174,690
Culpeper, 5.00%, 8/1/25	1,350	1,598,076
Lynchburg, 5.00%, 2/1/23	1,000	1,160,310
Newport News, 5.00%, 8/1/28	1,000	1,183,260
Portsmouth, 4.75%, 7/15/25	500	537,100
Portsmouth, 5.25%, 7/15/25	285	311,009
Virginia, 5.00%, 6/1/31	2,000	2,216,480

		$8,180,925

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 18.4%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,669,035
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	1,940	2,102,553
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,152,690
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	708,965
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,184,084
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,528,965
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,630,519
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	503,096

		$14,479,907

Insured-Education — 3.3%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,597,422

		$2,597,422

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,085,070

		$1,085,070

Insured-Hospital — 4.1%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,629,090
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	1,575	1,609,744

		$3,238,834

Insured-Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$515,355

		$515,355

Insured-Transportation — 11.6%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,933,825
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,095,410
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,719,552
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,197,209
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	155,630

		$9,101,626

Senior Living/Life Care — 2.3%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$152,036
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	820,515
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	839,550

		$1,812,101

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$364,613

		$364,613

Transportation — 3.4%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,055,820
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,607,355

		$2,663,175

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 8.5%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,225,979
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,033,080
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,195,060
Hopewell, Sewer System Revenue, 5.00%, 7/15/33	1,000	1,087,930
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,148,960

		$6,691,009

Total Tax-Exempt Investments — 101.4% (identified cost $75,071,341)		$79,797,411

Other Assets, Less Liabilities — (1.4)%		$(1,073,567)

Net Assets — 100.0%		$78,723,844

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,339,035.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,334,246

Gross unrealized appreciation	$6,456,843
Gross unrealized depreciation	(1,323,678)

Net unrealized appreciation	$5,133,165

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$79,797,411	$—	$79,797,411
Total Investments	$—	$79,797,411	$—	$79,797,411

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2017